Stock Warrants (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Changes in Warrants

A summary of the various changes in warrants during the three-month period ended March 31, 2013 is as follows.

Number of Shares

Warrants Outstanding at December 31, 2012	656,641
Exercised During the Period	—
Issued During the Period	206,480
Expired During the Period	—

Warrants Outstanding, March 31, 2013	863,121

All outstanding warrants and exercise prices reflect the Company’s 1 for 75 reverse stock-split, which was effective February 6, 2013.

	December 31, 2012	December 31, 2011

Warrants Outstanding, Beginning of Year	867,628	874,730
Exercised During the Year	—	(4,814)
Issued During the Year	—	—
Forfeited During the Year	(210,987)	(2,288)

Warrants Outstanding, End of Year	656,641	867,628